Basis of consolidation	12 Months Ended
Dec. 31, 2021
Basis of consolidation
Basis of consolidation

4 Basis of consolidation

The basis of consolidation includes the entities over which Centogene N.V. has control within the meaning of IFRS 10 Consolidated Financial Statements. According to IFRS 10, Centogene N.V. has control of an investee when it has direct or indirect power over the investee, exposure, or rights to variable returns from its involvement with the investee and the ability to use its power over the investee to affect those returns. Control is established when it is possible to influence operating and financial policies of the investee, typically with a share in the voting rights or shareholding of more than 50% in the investee. An entity is included in the Group’s basis of consolidation from the point in time when the Group obtains control of the entity and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full upon consolidation.

If the Group loses control over a subsidiary, it derecognizes the related assets, liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss.

In the third quarter of 2020, the Company entered into a collaboration agreement with Dr. Bauer Laboratoriums GmbH, Rostock (hereafter ‘Bauer GmbH’). Bauer GmbH supports Centogene in certain areas of its COVID-19 testing business by providing the medical laboratory services to facilitate Centogene to perform its COVID-19 testing business activities. Bauer GmbH is wholly owned by a long-time employee of Centogene, who from a medical perspective and by observing the Medical Association's professional code of conduct continues to operate as an independent medical physician.

As per the criteria in IFRS 10, Centogene assessed the control it has over Bauer GmbH and concluded to consolidate the activities of Bauer GmbH in the Group from the third quarter of 2020. Centogene does not own any shares in Bauer GmbH. However, based on the analysis of all facts and circumstances surrounding the close collaboration with Bauer GmbH and the employment relationship with the sole shareholder of Bauer GmbH, this shareholder is considered as a de facto agent. Centogene meets the criteria of the control model under IFRS 10 as it has exposure to variable returns and the ability to use power to affect returns. Bauer GmbH has a share in the net result of the respective COVID-19 testing business which has been accounted for under non-controlling interest (see note 23).